Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of fair value adjustments recognized $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Fair Value Adjustments Recognized Abstract
Decrease of contingent consideration Noviogendix	$ (632)
Increase of Kreos derivative financial instrument (“initial drawdown fee”)	116
Increase of GPS contingent consideration	2,398
Decrease of Innovatus embedded derivative convertible call option	(116)
Total fair value adjustment	$ 1,766